CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares
Total revenues	¥ 17,986	$ 2,822	¥ 20,509		¥ 10,845
Cost of revenues	(5,732)	(899)	(7,628)		(6,047)
Gross Profit	12,254	1,923	12,881		4,798
Operating expenses:
Selling and marketing expenses	(21,420)	(3,361)	(19,674)		(13,633)
Research and development expenses	(16,204)	(2,543)	(11,576)		(9,839)
General and administrative expenses	(80,676)	(12,660)	(74,757)		(69,088)
Impairment of long-term investments | ¥	0		(1,430)		(1,320)
Impairment of intangible assets	(3,828)	(601)
Impairment of goodwill	(2,223)	(349)		$ 0		$ 0
Loss from operations	(112,097)	(17,591)	(94,556)		(89,082)
Non-operating income and expenses:
Interest expense, net	(4,257)	(668)	(1,143)		(2,609)
Foreign exchange loss, net	(202)	(32)	(667)		(3,219)
Share of net gain (loss) in equity method investments	132	21	(13)		190
Other income (expense), net	990	155	9,096		(1,823)
Gain from a step acquisition	3,240	508
Gain From Fair Value Change In Equity Investment	3,240	508
Change in fair value of convertible debt	(9,073)	(1,424)	6,630		(5,296)
Loss before income taxes	(121,267)	(19,031)	(80,653)		(101,839)
Income tax benefit	1,180	185	88		218
Net loss	(120,087)	(18,846)	(80,565)		(101,621)
Net loss attributable to noncontrolling interests	1,392	218	90		561
Net loss attributable to ordinary shareholders	¥ (118,695)	$ (18,628)	¥ (80,475)		¥ (101,060)
Loss per share
Class A and B ordinary shares - basic | (per share)	¥ (8.72)	$ (1.37)	¥ (7.19)		¥ (11.31)
Class A and B ordinary shares - diluted | (per share)	¥ (8.72)	$ (1.37)	¥ (7.19)		¥ (11.31)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Class A and Class B ordinary shares - basic | shares	13,605,515	13,605,515	11,190,079	11,190,079	8,937,600	8,937,600
Class A and Class B ordinary share - diluted | shares	13,605,515	13,605,515	11,190,079	11,190,079	8,937,600	8,937,600
Other comprehensive (loss) income, net of tax:
Fair value change relating to Company's own credit risk on convertible loan | ¥			¥ (108)		¥ (955)
Foreign currency translation differences	¥ (263)	$ (41)	2,793		2,978
Total comprehensive loss	(120,350)	(18,887)	(77,880)		(99,598)
Total comprehensive loss attributable to noncontrolling interests	(1,392)	(218)	(90)		(561)
Total comprehensive loss attributable to ordinary shareholders	(118,958)	(18,669)	(77,790)		(99,037)
Cancer screening and detection tests
Total revenues	14,947	2,345	18,445		10,381
Physical checkup packages
Total revenues	1,654	260	¥ 2,064		¥ 464
Technology services
Total revenues	1,284	201
Retail revenue
Total revenues	¥ 101	$ 16